Interest in Master Trust (Tables)	12 Months Ended
Dec. 31, 2025
EBP 013
EBP, Master Trust [Line Items]
Schedule of Master Trust Net Assets

	December 31, 2025	December 31, 2024
Investments at Fair Value	(in thousands)
Money market fund	$19,599	$12,174
Macy's, Inc. common stock	154,119	123,779
Self-directed brokerage funds	33,157	26,911
Pooled funds:
Domestic equities	1,496,591	1,392,739
International equities	193,362	152,528
Target date funds	2,642,009	2,225,997
Total investments at fair value	4,538,837	3,934,128
Insurance contracts at contract value	546,601	545,353
Total investments	5,085,438	4,479,481
Interest receivable	60	52
Net dividend receivable	1,288	1,273
Due from brokers for securities sold	—	347
Trustee and management fees payable	(312)	(249)
Total interest in Macy's, Inc. Defined Contributions Plans Master Trust	$5,086,474	$4,480,904
During the years ended December 31, 2025 and December 31, 2024, realized and unrealized gains and interest and dividends on investments held by the Master Trust were as follows:

	2025	2024
	(in thousands)
Realized gains	$100,914	$55,517
Unrealized gains	609,588	435,686
Interest and dividends (net of investment expenses)	23,443	21,925